Document And Entity Information	Sep. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	BOXLIGHT CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 02, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37564
Entity, Tax Identification Number	36-4794936
Entity, Address, Address Line One	2750 Premiere Parkway, Ste. 900
Entity, Address, City or Town	Duluth
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30097
City Area Code	678
Local Phone Number	367-0809
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BOXL
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001624512